Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-Term Debt
Long-Term Debt

Note 10: Long-Term Debt

In 2019, the Company received bridge loans (“LTD-A”) from some of its existing investors totaling $16,164,914. The bridge loans accrued interest at 12% and were scheduled to mature on November 12, 2019. All but one was repaid with proceeds raised from the issuance of Class D Units. The remaining and outstanding bridge loan balance was $1,629,310, plus accrued interest of $219,236 and was fully paid by November 30, 2020.

In 2019, the Company executed a share repurchase agreement with one of its investors (“LTD-C”). The agreement stipulated $15.0 million originally contributed by the investor would be repaid by the earlier of June 28, 2023 or a change in control transaction. As part of this repurchase agreement, the investor exchanged its owned units back for a $15.0 million note receivable from the Company – thus, no longer holding its former equity position. The note carries interest of 10.0% per year. Its principal balance plus accrued interest is due at maturity in 2023. Accrued interest was $5,316,338 and $3,865,740 at September 30, 2021, and December 31, 2020, respectively. The total principal balances are included in Long-Term Debt on the Company’s Condensed Consolidated Balance Sheets at September 30, 2021 and December 31, 2020.

On November 19, 2020, the Company entered a Term Loan and Security Agreement (the “Facility”) with a commercial lender (“LTD-D”). The Facility provides funding up to $100.0 million, of which $52.8 million has been drawn as of September 30, 2021. Of the $52.8 million drawn, $36.5 million was received on November 19, 2020 (net of $3.5 million in financing costs) and $12.6 million was received on June 28, 2021 (net of $0.2 million in financing costs). Financing costs are amortized on a straight-line basis through the Facility’s expected maturity date. The Facility may be used to pay certain indebtedness of the Company and for general working capital needs. The Company has access to an additional $47.3 million (of which $22.3 million may be drawn up through December 31, 2021 and $25.0 million, which may be drawn up through February 28, 2022). Repayment of principal of all amounts drawn are due at maturity.

The Company must meet a borrowing base milestone by demonstrating to the Lenders that revenue for any three consecutive month period (ending after the Facility’s closing date, but on or prior to December 31, 2021) is greater than or equal to $125.0 million. Additionally, the Company must remain in compliance with financial covenants such as minimum liquidity of $5.0 million and annual minimum revenue levels. For certain days in September 2021, minimum liquidity for the Company, as defined in the Agreement, fell below $5.0 million. The Company has obtained a waiver of the debt covenant violation that occurred on those days. Starting in 2021, and on an annual basis thereafter, the Company must post a minimum amount of annual revenue equal to, or greater than $395.0 million; increasing to $460.0 million in 2022; $525.0 million in 2023; $585.0 million in 2024 and $650.0 million in 2025. Also, the Company is subject to certain restrictions that include indebtedness and liens.

The Facility’s maturity date is December 31, 2025. This maturity date may be accelerated as a remedy under the certain default provisions in the agreement or in the event a mandatory prepayment trigger occurs. Interest is payable at 12.0% per annum on a quarterly cycle (in arrears) beginning March 31, 2021. Management may elect to pay the full 12.0% in cash or at 8.0% with the remaining 4.0% being added to principal as “paid in kind” (“PIK”) for a period of three years (or twelve payments). The PIK is subject to acceleration as of that date in the event certain occurrences in the Facility’s agreement are triggered. The Facility’s Lenders also received ten-year warrants to purchase 858,351 shares of Series D Preferred Units at $4.68 per share. These warrants have been recorded as a liability in the Company’s Condensed Consolidated Balance Sheets at fair market value and are marked to market on a quarterly basis until exercised. A discount was recorded on the debt issued for the same amount. The discount is amortized through maturity of the loan.

The Security Agreement provides the Lenders collateral in 100% of the Company’s pledged stock, its subsidiaries (including tangible and intangible personal property) and bank accounts.

On June 7, 2020, the Company repurchased 200,000 Class C (Time-based) Units, at $0.90 per Unit from a former Executive through issuance of a long-term note (“LTD-E”). This repurchase was recognized in the Company’s condensed consolidated balance sheets as a reduction to Members’ Deficit in the amount of $180,000 and a corresponding increase in Long term Debt. LTD-E bears interest of 3.25% and fixed monthly payments of $7,757 through date of maturity (June 7, 2022). At September 30, 2021, the remaining balance due on LTD-E has been recorded as Current Portion of Long-Term Debt in the Company’s Condensed Consolidated Balance Sheets given its maturity date is within 12-months.

The following table rolls forward the long-term debt balances presented in the Company’s Condensed Consolidated Balance Sheets:

	LTD-A	LTD-B	LTD-C	LTD-D	LTD-E	Totals
Balance at December 31, 2019	$1,516,598	$—	$15,000,000	$—	$—	$16,516,598

Issued in 2020	—	—	—	40,000,000	180,000	40,180,000
Principal Payments in 2020	(1,516,598)	—	—	—	(43,911)	(1,560,509)
Balance at December 31 , 2020	$—	$—	$15,000,000	$40,000,000	$136,089	$55,136,089

Issued in 2021	—	—	—	12,750,000	—	12,750,000
Principal Payments in 2021	—	—	—	—	(67,216)	(67,216)
Balance at September 30, 2021	$—	$—	$15,000,000	$52,750,000	$68,873	$67,818,873

Beginning on September 30, 2021 and for the full years presented below thereafter, the Company’s annual, minimum payments due under debt obligations were as follows:

		Interest
				Total Remaining
	Principal	PIK	Total Payments*	Cash Payments
2021	$30,508	$1,056,761	$3,241,713	$2,215,459
2022	38,365	4,414,502	8,878,819	4,502,683
2023	15,000,000	4,734,115	14,669,197	29,991,066
2024	—	2,448,480	7,230,729	4,782,249
2025	52,750,000	2,336,432	14,093,910	69,180,343
Total	$67,818,873	$14,990,290	$48,114,368	$110,671,800

*Total Interest Payments Remaining Cash and Non-Cash (PIK)

	Unaudited
	September 30, 2021	December 31, 2020
Total Principal	$67,818,873	$55,136,089
Less: Current Portion of Long-Term Debt	(68,873)	(89,988)
Less: Loan Origination Fees	(3,757,969)	(3,566,718)
Add: Accum. Amortizaton of Loan Origination Fees	606,020	80,237
Less: Discount for Issuance of Class D Warrants	(6,316,605)	(6,316,605)
Add: Accum. Amortization of Class D Warrants	1,076,929	144,972
Long Term Debt	$59,358,375	$45,387,986

Note 11: Long-Term Debt

In 2019, the Company received bridge loans (“LTD-A”) from some of its existing investors totaling $16,164,914. The bridge loans accrued interest at 12% and were scheduled to mature on November 12, 2019. All but one was repaid with proceeds raised from the issuance of Class D Units. The remaining and outstanding bridge loan balance was $1,516,598, plus accrued interest of $112,712, at December 31, 2019. This remaining and outstanding balance, plus accrued interest was fully paid in 2020.

In 2017, the Company entered a $5.0 million letter of credit (“LOC”) agreement with one of its contracted health plans as means to pay a settlement amount due to the health plan. The LOC (“LTD-B”) automatically renewed for successive one-year periods through December 31, 2022. The letter of credit carried an interest rate of 4.5%. In 2019, the LOC balance of $3,764,270 was converted to equity as a Class A Capital Contribution.

In 2019, the Company executed a share repurchase agreement with one of its investors (“LTD-C”). The agreement stipulated $15.0 million originally contributed by the investor would be repaid by the earlier of June 28, 2023 or a change in control transaction. As part of this repurchase agreement, the investor exchanged its owned units back for a $15.0 million note receivable from the Company – thus, no longer holding its former equity position. The note carries interest of 10.0% per year. Its principal balance plus accrued interest is due at maturity. Accrued interest was $2,204,141 and $3,865,740 at December 31, 2019 and 2020, respectively. The total principal balance is included in Long-Term Debt on the Company’s Consolidated Balance Sheets at December 31, 2019 and 2020.

On November 19, 2020, the Company entered a Term Loan and Security Agreement (the “Facility”) with a commercial lender (“LTD-D”). The Facility provides funding up to $100.0 million, of which $40.0 million has been drawn as of December 31, 2020. Of the $40.0 million drawn, $36.5 million was received (net of $3.5 million in financing costs). Financing costs are amortized on a straight-line basis through the Facility’s expected maturity date. The Facility may be used to pay certain indebtedness of the Company and for general working capital needs. The Company has access to an additional $60.0 million (of which $35.0 million is available up through December 31, 2021 and $25.0 million is available through February 28, 2022). Repayment of principal of all amounts drawn are due at maturity.

The Company must meet a borrowing base milestone by demonstrating to the Lenders that revenue for any three consecutive month period (ending after the Facility’s closing date, but on or prior to December 31, 2021) are greater than or equal to $125.0 million. Additionally, the Company must remain in compliance with financial covenants such as minimum liquidity of $5.0 million and annual minimum revenue levels. Starting in 2021, and on an annual basis thereafter, the Company must post a minimum amount of annual revenue equal to, or greater than $395.0 million; increasing to $460.0 million in 2022; $525.0 million in 2023; $585.0 million in 2024 and $650.0 million in 2025. Also, the Company is subject to certain restrictions that include indebtedness and liens.

The Facility’s expected maturity date is December 31, 2025. This maturity date may be accelerated as a remedy under the certain default provisions in the agreement or in the event a mandatory prepayment trigger occurs. Interest is payable at 12.0% per annum on a quarterly cycle (in arrears) beginning March 31, 2021. Management may elect to pay the full 12.0% in cash or at 8.0% with the remaining 4.0% being added to principal as “paid in kind” (“PIK”) for a period of three years (or twelve payments). The PIK is subject to acceleration of that date in the event certain occurrences in the Facility’s agreement are triggered. The Facility’s Lenders also received ten-year warrants to purchase 858,351 shares of Series D Preferred Units at $4.68 per share. These warrants have been recorded as a liability in the Company’s consolidated balance sheets at fair market value and are marked to market on a quarterly basis until exercised. A discount was recorded on the debt issued for the same amount. The discount is amortized through maturity of the loan.

The Security Agreement provides the Lenders collateral in 100% of the Company’s pledged stock, its subsidiaries (including tangible and intangible personal property) and bank accounts.

On June 7, 2020, the Company repurchased 200,000 Class C (Time-based) Units, at $0.90 per Unit from a former Executive through issuance of a long-term note (“LTD-E”). This repurchase was recognized in the Company’s consolidated balance sheets as a reduction to Members’ Deficit in the amount of $180,000 and a corresponding increase in Long term Debt. LTD-E bears interest of 3.25% and fixed monthly payments of $7,757 through date of maturity (June 7, 2022).

The following table rolls forward the long-term debt balances presented in the Company’s Consolidated Balance Sheets:

	LTD-A	LTD-B	LTD-C	LTD-D	LTD-E	Totals
Balance at December 31, 2018	$—	$3,764,270	$—	$—	$—	$3,764,245
Issued in 2019	16,164,914	—	—	—	—	16,164,914
Principal Payments in 2019	(14,648,316)	—	—	—	—	(14,648,316)
Conversion from (to) Class A Equity Units	—	(3,764,270)	15,000,000	—	—	11,235,755
Balance at December 31, 2019	1,516,598	—	15,000,000	—	—	16,516,598
Issued in 2020	—	—	—	40,000,000	180,000	40,180,000
Principal Payments in 2020	(1,516,598)	—	—	—	(43,911)	(1,560,509)
Balance at December 31 , 2020	$—	$—	$15,000,000	$40,000,000	$136,089	$55,136,089

As of December 31, for the years presented below, the Company’s annual, minimum payments due under debt obligations were as follows:

				Total Principal
	Principal	PIK	Total Payments*	and Interest
2021	$67,764	$1,937,084	$2,004,848	$3,323,948
2022	46,101	1,767,400	1,813,501	3,458,485
2023	15,000,000	1,800,474	16,800,474	13,973,270
2024	—	1,880,100	1,880,100	3,760,200
2025	40,000,000	1,952,548	41,952,548	3,905,096
TOTAL	$55,113,865	$9,337,606	$64,451,471	$28,420,999
*	Total Payments Cash and Non-Cash (PIK)

Total Principal	$55,136,089
Less: Current Portion of Long-Term Debt	(89,988)
Less: Loan Origination Fees	(3,566,718)
Add: Accum. Amortizaton of Loan Origination Fees	80,237
Less: Discount for Issuance of Class D Warrants	(6,316,605)
Add: Accum. Amortization of Class D Warrants	144,971
March 31, 2021 Long Term Debt	$45,387,986